Supplemental Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Income Statements

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING INCOME AND COMPREHENSIVE INCOME STATEMENTS

(in millions)

		Three Months Ended March 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$—	$360.3	$113.7	$(79.8)	$394.2
Cost of products sold	—	243.6	98.3	(79.8)	262.1

Gross Profit	—	116.7	15.4	—	132.1
Research and development expenses	—	6.0	—	—	6.0
Selling and general expenses	9.1	73.2	14.9	—	97.2
Other (income) expense, net	(0.2)	2.3	(14.1)	—	(12.0)

Operating (Loss) Profit	(8.9)	35.2	14.6	—	40.9
Interest income	—	—	0.1	—	0.1
Interest expense	(7.8)	(0.3)	(0.2)	—	(8.3)

(Loss) Income Before Income Taxes	(16.7)	34.9	14.5	—	32.7
Provision for income taxes	—	(5.5)	(5.5)	—	(11.0)
Equity in earnings of consolidated subsidiaries	38.4	13.2	—	(51.6)	—

Net Income	21.7	42.6	9.0	(51.6)	21.7
Total other comprehensive loss, net of tax	—	(0.1)	(6.4)	—	(6.5)

Comprehensive Income	$21.7	$42.5	$2.6	$(51.6)	$15.2

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING INCOME AND COMPREHENSIVE INCOME STATEMENTS

(in millions)

	Three Months Ended March 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net Sales	$—	$352.2	$158.2	$(99.7)	$410.7
Cost of products sold	—	233.7	121.7	(99.7)	255.7

Gross Profit	—	118.5	36.5	—	155.0
Research and development expenses	—	8.3	—	—	8.3
Selling and general expenses	—	71.7	13.8	—	85.5
Other income, net	—	(0.3)	(0.2)	—	(0.5)

Operating Profit	—	38.8	22.9	—	61.7
Interest income	—	0.8	0.2	—	1.0

Income Before Income Taxes	—	39.6	23.1	—	62.7
Provision for income taxes	—	(15.3)	(6.0)	—	(21.3)
Equity in earnings of consolidated subsidiaries	—	14.4	—	(14.4)	—

Net Income	$—	$38.7	$17.1	$(14.4)	$41.4
Total other comprehensive income, net of tax	—	0.7	4.3	—	5.0

Comprehensive Income	$—	$39.4	$21.4	$(14.4)	$46.4

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING INCOME AND COMPREHENSIVE INCOME STATEMENTS

(in millions)

	Year Ended December 31, 2014

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net Sales	$—	$1,455.0	$619.8	$(402.7)	$1,672.1
Cost of products sold	—	979.6	546.6	(402.7)	1,123.5

Gross Profit	—	475.4	73.2	—	548.6
Research and development expenses	—	33.6	—	—	33.6
Selling and general expenses	3.0	363.0	58.5	—	424.5
Other expense (income), net	0.1	—	(3.9)	—	(3.8)

Operating (Loss) Profit	(3.1)	78.8	18.6	—	94.3
Interest income	—	2.6	0.3	—	2.9
Interest expense	(5.2)	(0.7)	(0.1)	—	(6.0)

(Loss) Income Before Income Taxes	(8.3)	80.7	18.8	—	91.2
Provision for income taxes	—	(62.8)	(1.3)	—	(64.1)
Equity in earnings of consolidated subsidiaries	(6.2)	13.8	—	(7.6)	—

Net (Loss) Income	(14.5)	31.7	17.5	(7.6)	27.1
Total other comprehensive loss, net of tax	—	(0.9)	(9.9)	—	(10.8)

Comprehensive (Loss) Income	$(14.5)	$30.8	$7.6	$(7.6)	$16.3

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING INCOME AND COMPREHENSIVE INCOME STATEMENTS

(in millions)

	Year Ended December 31, 2013

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net Sales	$—	$1,429.9	$663.6	$(416.0)	$1,677.5
Cost of products sold	—	974.9	506.4	(416.0)	1,065.3

Gross Profit	—	455.0	157.2	—	612.2
Research and development expenses	—	37.9	—	—	37.9
Selling and general expenses	—	295.4	56.0	—	351.4
Other income, net	—	(1.0)	(1.4)	—	(2.4)

Operating Profit	—	122.7	102.6	—	225.3
Interest income	—	2.5	0.1	—	2.6
Interest expense	—	—	(0.1)	—	(0.1)

Income Before Income Taxes	—	125.2	102.6	—	227.8
Provision for income taxes	—	(52.3)	(20.9)	—	(73.2)
Equity in earnings of consolidated subsidiaries	—	71.9	—	(71.9)	—

Net Income	—	144.8	81.7	(71.9)	154.6
Total other comprehensive loss	—	(4.2)	(25.5)	—	(29.7)

Comprehensive Income	$—	$140.6	$56.2	$(71.9)	$124.9

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING INCOME AND COMPREHENSIVE INCOME STATEMENTS

(in millions)

	Year Ended December 31, 2012

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net Sales	$—	$1,426.5	$671.0	$(413.5)	$1,684.0
Cost of products sold	—	972.0	523.0	(413.5)	1,081.5

Gross Profit	—	454.5	148.0	—	602.5
Research and development expenses	—	35.8	(2.8)	—	33.0
Selling and general expenses	—	288.8	54.2	—	343.0
Other income, net	—	(1.1)	(0.4)	—	(1.5)

Operating Profit	—	131.0	97.0	—	228.0
Interest income	—	2.4	0.2	—	2.6
Interest expense	—	—	(0.8)	—	(0.8)

Income Before Income Taxes	—	133.4	96.4	—	229.8
Provision for income taxes	—	(54.4)	(22.8)	—	(77.2)
Equity in earnings of consolidated subsidiaries		63.8	—	(63.8)	—

Net Income	—	142.8	73.6	(63.8)	152.6
Total other comprehensive income	—	4.2	9.3	—	13.5

Comprehensive Income	$—	$147.0	$82.9	$(63.8)	$166.1

Condensed Consolidating Balance Sheets

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

(in millions)

	As of March 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$111.5	$1.1	$53.6	$—	$166.2
Accounts receivable, net	22.8	374.7	228.0	(399.0)	226.5
Inventories	—	254.7	38.3	—	293.0
Current deferred income taxes and other current assets	7.6	8.5	1.3	—	17.4

Total Current Assets	141.9	639.0	321.2	(399.0)	703.1
Property, Plant and Equipment, Net	—	221.9	59.9	—	281.8
Investment in Consolidated Subsidiaries	2,180.1	248.6	—	(2,428.7)	—
Goodwill	—	1,373.6	48.5	—	1,422.1
Other Intangible Assets	—	101.8	—	—	101.8
Other Assets	9.7	0.3	17.6	—	27.6

TOTAL ASSETS	$2,331.7	$2,585.2	$447.2	$(2,827.7)	$2,536.4

LIABILITIES AND EQUITY
Current Liabilities
Debt payable within one year	$3.9	$—	$—	$—	$3.9
Trade accounts payable	175.0	338.3	77.8	(399.0)	192.1
Accrued expenses	8.1	109.6	27.3	—	145.0

Total Current Liabilities	187.0	447.9	105.1	(399.0)	341.0
Long-Term Debt	631.4	—	—	—	631.4
Other Long-Term Liabilities	1.5	46.8	3.9	—	52.2

Total Liabilities	819.9	494.7	109.0	(399.0)	1,024.6
Total Equity	1,511.8	2,090.5	338.2	(2,428.7)	1,511.8

TOTAL LIABILITIES AND EQUITY	$2,331.7	$2,585.2	$447.2	$(2,827.7)	$2,536.4

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING BALANCE SHEETS

(in millions)

	As of December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
ASSETS
Current Assets
Cash and cash equivalents	$101.2	$3.9	$43.9	$—	$149.0
Accounts receivable, net	45.4	366.4	229.8	(407.7)	233.9
Inventories	—	244.1	39.0	—	283.1
Current deferred income taxes and other current assets	5.4	12.5	1.0	—	18.9

Total Current Assets	152.0	626.9	313.7	(407.7)	684.9
Property, Plant and Equipment, Net	—	216.7	61.1	—	277.8
Assets Held for Sale	—	—	2.6	—	2.6
Investment in Consolidated Subsidiaries	2,144.6	241.6	—	(2,386.2)	—
Goodwill	—	1,373.6	52.5	—	1,426.1
Other Intangible Assets, net	—	108.3	—	—	108.3
Other Assets	10.1	0.2	17.6	—	27.9

TOTAL ASSETS	$2,306.7	$2,567.3	$447.5	$(2,793.9)	$2,527.6

LIABILITIES AND EQUITY
Current Liabilities
Debt payable within one year	$3.9	$—	$—	$—	$3.9
Trade accounts payable	165.2	325.6	85.6	(407.7)	168.7
Accrued expenses	12.6	137.4	33.4	—	183.4

Total Current Liabilities	181.7	463.0	119.0	(407.7)	356.0
Long-Term Debt	632.3	—	—	—	632.3
Other Long-Term Liabilities	1.5	42.2	4.4	—	48.1

Total Liabilities	815.5	505.2	123.4	(407.7)	1,036.4
Total Equity	1,491.2	2,062.1	324.1	(2,386.2)	1,491.2

TOTAL LIABILITIES AND EQUITY	$2,306.7	$2,567.3	$447.5	$(2,793.9)	$2,527.6

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING BALANCE SHEETS

(in millions)

	As of December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
ASSETS
Current Assets
Cash and cash equivalents	$101.2	$3.9	$43.9	$—	$149.0
Accounts receivable, net	45.4	366.4	229.8	(407.7)	233.9
Inventories	—	244.1	39.0	—	283.1
Current deferred income taxes and other current assets	5.4	12.5	1.0	—	18.9

Total Current Assets	152.0	626.9	313.7	(407.7)	684.9
Property, Plant and Equipment, Net	—	216.7	61.1	—	277.8
Assets Held for Sale	—	—	2.6	—	2.6
Investment in Consolidated Subsidiaries	2,144.6	241.6	—	(2,386.2)	—
Goodwill	—	1,373.6	52.5	—	1,426.1
Other Intangible Assets, net	—	108.3	—	—	108.3
Other Assets	10.1	0.2	17.6	—	27.9

TOTAL ASSETS	$2,306.7	$2,567.3	$447.5	$(2,793.9)	$2,527.6

LIABILITIES AND EQUITY
Current Liabilities
Debt payable within one year	$3.9	$—	$—	$—	$3.9
Trade accounts payable	165.2	325.6	85.6	(407.7)	168.7
Accrued expenses	12.6	137.4	33.4	—	183.4

Total Current Liabilities	181.7	463.0	119.0	(407.7)	356.0
Long-Term Debt	632.3	—	—	—	632.3
Other Long-Term Liabilities	1.5	42.2	4.4	—	48.1

Total Liabilities	815.5	505.2	123.4	(407.7)	1,036.4
Total Equity	1,491.2	2,062.1	324.1	(2,386.2)	1,491.2

TOTAL LIABILITIES AND EQUITY	$2,306.7	$2,567.3	$447.5	$(2,793.9)	$2,527.6

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED COMBINED CONSOLIDATING BALANCE SHEETS

(in millions)

	As of December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
ASSETS
Current Assets
Cash and cash equivalents	$—	$3.1	$41.0	$—	$44.1
Accounts receivable, net	—	159.2	60.9	(16.8)	203.3
Inventories	—	236.9	48.7	—	285.6
Current deferred income taxes and other current assets	—	50.2	1.9	—	52.1

Total Current Assets	—	449.4	152.5	(16.8)	585.1
Property, Plant and Equipment, Net	—	193.8	131.1	—	324.9
Investment in Consolidated Subsidiaries	—	716.4	—	(716.4)	—
Goodwill	—	1,372.8	57.3	—	1,430.1
Other Intangible Assets, net	—	124.1	17.1	—	141.2
Other Assets	—	1.1	1.6	—	2.7

TOTAL ASSETS	$—	$2,857.6	$359.6	$(733.2)	$2,484.0

LIABILITIES AND EQUITY
Current Liabilities
Debt payable within one year	$—	$2.9	$9.0	$—	$11.9
Trade accounts payable	—	113.6	21.7	(16.8)	118.5
Accrued expenses	—	140.5	39.5	—	180.0

Total Current Liabilities	—	257.0	70.2	(16.8)	310.4
Other Long-Term Liabilities	—	87.6	6.9	—	94.5

Total Liabilities	—	344.6	77.1	(16.8)	404.9
Total Equity	—	2,513.0	282.5	(716.4)	2,079.1

TOTAL LIABILITIES AND EQUITY	$—	$2,857.6	$359.6	$(733.2)	$2,484.0

Condensed Consolidating Statements of Cash Flows

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in millions)

	Three Months Ended March 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Operating Activities

Cash (Used in) Provided by Operating Activities	$(15.2)	$32.5	$22.4	$—	$39.7

Investing Activities
Capital expenditures	—	(23.3)	(4.4)	—	(27.7)
Proceeds from property dispositions	—	—	7.7	—	7.7

Cash (Used in) Provided by Investing Activities	—	(23.3)	3.3	—	(20.0)

Financing Activities
Intercompany contributions	26.6	(12.0)	(14.6)	—	—
Debt repayments	(1.0)	—	—	—	(1.0)

Cash Provided by (Used in) Financing Activities	25.6	(12.0)	(14.6)	—	(1.0)

Effect of Exchange Rate on Cash and Cash Equivalents	—	—	(1.5)	—	(1.5)

Increase (Decrease) in Cash and Cash Equivalents	10.4	(2.8)	9.6	—	17.2
Cash and Cash Equivalents, Beginning of Period	101.1	3.9	44.0	—	149.0

Cash and Cash Equivalents, End of Period	$111.5	$1.1	$53.6	$—	$166.2

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in millions)

	Three Months Ended March 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Operating Activities

Cash Provided by Operating Activities	$—	$12.4	$13.2	$—	$25.6

Investing Activities
Capital expenditures	—	(6.1)	(1.4)	—	(7.5)

Cash Used in Investing Activities	—	(6.1)	(1.4)	—	(7.5)

Financing Activities
Debt proceeds	—	—	0.3	—	0.3
Debt repayments	—	(2.9)	—	—	(2.9)
Change in Kimberly-Clark’s net investment	—	(5.4)	(19.0)	—	(24.4)
Other	—	0.9	—	—	0.9

Cash Used in Financing Activities	—	(7.4)	(18.7)	—	(26.1)

Effect of Exchange Rate on Cash and Cash Equivalents	—	(0.1)	(0.2)	—	(0.3)

Decrease in Cash and Cash Equivalents	—	(1.2)	(7.1)	—	(8.3)
Cash and Cash Equivalents, Beginning of Period	—	3.1	41.0	—	44.1

Cash and Cash Equivalents, End of Period	$—	$1.9	$33.9	$—	$35.8

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in millions)

	Year Ended December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Operating Activities

Cash Provided by Operating Activities	$—	$41.9	$106.0	$—	$147.9

Investing Activities
Capital expenditures	—	(70.8)	(7.7)	—	(78.5)
Deposit received on pending sale of assets	—	—	7.8	—	7.8

Cash (Used in) Provided by Investing Activities	—	(70.8)	0.1	—	(70.7)

Financing Activities
Intercompany contributions	66.7	(48.4)	(18.3)	—	—
Debt proceeds	636.1	—	1.9	—	638.0
Debt issuance costs	(11.8)	—	—	—	(11.8)
Debt repayments	—	(2.9)	(10.9)	—	(13.8)
Spin-off cash distribution to Kimberly-Clark	(680.0)	—	—	—	(680.0)
Net transfers from (to) Kimberly-Clark	90.2	77.4	(74.3)	—	93.3
Other	—	3.5	—	—	3.5

Cash Provided by (Used in) Financing Activities	101.2	29.6	(101.6)	—	29.2

Effect of Exchange Rate on Cash and Cash Equivalents	—	0.1	(1.6)	—	(1.5)

Increase in Cash and Cash Equivalents	101.2	0.8	2.9	—	104.9
Cash and Cash Equivalents, Beginning of Period	—	3.1	41.0	—	44.1

Cash and Cash Equivalents, End of Period	$101.2	$3.9	$43.9	$—	$149.0

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in millions)

	Year Ended December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Operating Activities

Cash Provided by Operating Activities	$—	$114.6	$109.2	$—	$223.8

Investing Activities
Capital expenditures	—	(36.0)	(13.0)	—	(49.0)
Cash outflows for acquisitions	—	(2.2)	—	—	(2.2)
Proceeds from dispositions of property	—	0.2	0.1	—	0.3

Cash Used in Investing Activities	—	(38.0)	(12.9)	—	(50.9)

Financing Activities
Debt proceeds	—	—	4.0	—	4.0
Debt repayments	—	(6.4)	(61.5)	—	(67.9)
Net transfers to Kimberly-Clark	—	(76.7)	(42.6)	—	(119.3)
Other	—	3.2	—	—	3.2

Cash Used in Financing Activities	—	(79.9)	(100.1)	—	(180.0)

Effect of Exchange Rate on Cash and Cash Equivalents	—	0.9	2.4	—	3.3

Decrease in Cash and Cash Equivalents	—	(2.4)	(1.4)	—	(3.8)
Cash and Cash Equivalents, Beginning of Period	—	5.5	42.4	—	47.9

Cash and Cash Equivalents, End of Period	$—	$3.1	$41.0	$—	$44.1

HALYARD HEALTH, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

(in millions)

	Year Ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Operating Activities

Cash Provided by Operating Activities	$—	$120.4	$82.2	$—	$202.6

Investing Activities
Capital expenditures	—	(30.3)	(10.5)	—	(40.8)
Proceeds from the dispositions of property	—	0.3	0.2	—	0.5

Cash Used in Investing Activities	—	(30.0)	(10.3)	—	(40.3)

Financing Activities
Debt proceeds	—	—	7.1	—	7.1
Debt repayments	—	(10.2)	(21.0)	—	(31.2)
Net transfers to Kimberly-Clark	—	(79.7)	(34.0)	—	(113.7)
Other	—	3.9	—	—	3.9

Cash Used in Financing Activities	—	(86.0)	(47.9)	—	(133.9)

Effect of Exchange Rate on Cash and Cash Equivalents	—	0.4	(1.0)	—	(0.6)

Increase in Cash and Cash Equivalents	—	4.8	23.0	—	27.8
Cash and Cash Equivalents, Beginning of Period	—	0.7	19.4	—	20.1

Cash and Cash Equivalents, End of Period	$—	$5.5	$42.4	$—	$47.9